Unaudited Interim Condensed Consolidated Statements of Changes In Equity	Share capital MYR (RM) shares	Share capital USD ($) shares	Subscription receivable MYR (RM)	Subscription receivable USD ($)	Additional paid-in capital MYR (RM)	Additional paid-in capital USD ($)	Foreign currency translation reserve MYR (RM)	Foreign currency translation reserve USD ($)	Equity component of redeemable convertible preference shares MYR (RM)	Equity component of redeemable convertible preference shares USD ($)	Retained earnings MYR (RM)	Retained earnings USD ($)	MYR (RM)	USD ($)
Balance (in Dollars)	RM 8,351				RM 2,171,649		RM 49,030		RM 459,417		RM 2,677,584		RM 5,366,031
Balance (in Shares) | shares	20,000,000	20,000,000
Balance at Dec. 31, 2023	RM 8,351				2,171,649		49,030		459,417		2,677,584		5,366,031
Balance (in Shares) at Dec. 31, 2023 | shares	20,000,000	20,000,000
Profit (Loss) for the period											(2,575,121)		(2,575,121)
Other comprehensive income							39,081						39,081
Total comprehensive income for the period							39,081				(2,575,121)		(2,536,040)
Issuance of new shares (note 11(a))	430		(430)
Issuance of redeemable convertible preference shares (note 12)									267,397				267,397
Balance at Jun. 30, 2024	RM 8,781		(430)		2,171,649		88,111		726,814		102,463		3,097,388
Balance (in Shares) at Jun. 30, 2024 | shares	20,000,000	20,000,000
Balance (in Dollars)	RM 8,781		(430)		2,171,649		88,111		726,814		102,463		3,097,388
Balance (in Shares) | shares	20,000,000	20,000,000
Balance (in Dollars)	RM 8,540				6,903,616		154,650		478,379		6,189,752		13,734,937
Balance (in Shares) | shares	20,423,485	20,423,485
Balance at Dec. 31, 2024	RM 8,540				6,903,616		154,650		478,379		6,189,752		13,734,937
Balance (in Shares) at Dec. 31, 2024 | shares	20,423,485	20,423,485
Profit (Loss) for the period											2,244,605		2,244,605	$ 512,537
Other comprehensive income							496,742						496,742
Total comprehensive income for the period							496,742				2,244,605		2,741,347	625,964
Foreign exchange loss					(164,120)								(164,120)
Balance at Jun. 30, 2025	RM 8,540	$ 2,021			6,739,496	$ 1,594,883	651,392	$ 154,150	478,379	$ 113,207	8,434,357	$ 1,995,967	16,312,164	3,860,228
Balance (in Shares) at Jun. 30, 2025 | shares	20,423,485	20,423,485
Balance (in Dollars)	RM 8,540	$ 2,021			RM 6,739,496	$ 1,594,883	RM 651,392	$ 154,150	RM 478,379	$ 113,207	RM 8,434,357	$ 1,995,967	RM 16,312,164	$ 3,860,228
Balance (in Shares) | shares	20,423,485	20,423,485